Document And Entity Information - USD ($)	12 Months Ended
	Oct. 29, 2017	Dec. 11, 2017	Apr. 30, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	NCI BUILDING SYSTEMS INC
Entity Central Index Key	0000883902
Current Fiscal Year End Date	--10-29
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 696,936,884
Trading Symbol	NCS
Entity Common Stock, Shares Outstanding		66,898,805